Short-term investments	12 Months Ended
Dec. 31, 2024
Short-term investments.
Short-term investments

5. Short-term investments

The following is a summary of short-term investments:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Wealth management products	29,873	41,947
Time deposits	45,624	13,000
Total	75,497	54,947